Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014 $ / shares shares	Dec. 31, 2014 € / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2013 € / shares shares
United States of America, Dollars [Member]
Ordinary shares, nominal value | $ / shares	$ 0.000115		$ 0.000115
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	178,701,000	178,701,000	178,861,000	178,861,000
Preference shares, nominal value | $ / shares	$ 0.000115		$ 0.000115
Preference shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Treasury shares	46,408	46,408	46,408	46,408
Euro [Member]
Ordinary shares, nominal value | € / shares		€ 1		€ 1
Ordinary shares, shares authorized	40,000	40,000	40,000	40,000
Ordinary shares, shares issued	40,000	40,000	40,000	40,000
Treasury shares, at cost | € / shares		€ 1		€ 1
Treasury shares	40,000	40,000	40,000	40,000